Business combinations (Tables)	12 Months Ended
Dec. 31, 2024
Business Combinations
Schedule of acquisition of FEops NV

	Carrying
	value at		Fair value
	acquisition	Fair value	at acquisition
in 000€	date	adjustments	date
Assets
Brands and trademarks	—	122	122
Technology	—	2,938	2,938
R&D	2,753	(2,753)	—
Plant, machinery and equipment	36	—	36
Furniture & Vehicles	2	—	2
Right-of-use assets	36	—	36
Deferred tax assets	—	77	77
Other non-current financial assets	33	—	33
Trade receivables	321	—	321
Other current assets	616	—	616
Cash & cash equivalents	185	—	185
Total Assets	3,982	384	4,366
Liabilities
Long-term borrowings & Leases	(191)	—	(191)
Deferred tax liability	—	(77)	(77)
Trade payables	(311)	—	(311)
Payroll-related payables	(525)	—	(525)
Deferred revenue	(232)	—	(232)
Other current liabilities	(22)	—	(22)
Total Liabilities	(1,281)	(77)	(1,358)
Total identified assets and liabilities	2,701	307	3,008
Goodwill (negative goodwill)		(23)	(23)
Acquisition price			2,985

Schedule of acquisition of materialise link3D

	Carrying
	value at		Fair value
	acquisition	Fair value	at acquisition
in 000€	date	adjustments	date
Assets
Brands and trademarks	—	1,066	1,066
Software	—	6,892	6,892
IT, Furniture & Vehicles	21	—	21
Right-of-use assets	155	—	155
Deferred tax assets	2,149	121	2,270
Trade receivables	768	—	768
Other current assets	200	—	200
Cash & cash equivalents	1,135	—	1,135
Total Assets	4,428	8,079	12,507
Liabilities
Long-term borrowings & Leases	(2,258)	—	(2,258)
Other non-current liabilities	—	—	—
Short-term borrowings & Leases	(1,926)	—	(1,926)
Deferred tax liability	—	(2,270)	(2,270)
Trade payables	(59)	—	(59)
Payroll-related payables	(1,012)	—	(1,012)
Deferred revenue	(1,286)	449	(837)
Other current liabilities	(649)	—	(649)
Total Liabilities	(7,190)	(1,821)	(9,011)
Total identified assets and liabilities	(2,762)	6,258	3,496
Goodwill	—	23,251	23,251
Acquisition price	—	—	26,747

Schedule of acquisition of materialise identify3D

	Carrying
	value at		Fair value
	acquisition	Fair value	at acquisition
in 000€	date	adjustments	date
Assets
Brands and trademarks	—	174	174
Software	—	1,723	1,723
Deferred tax assets	474	—	474
Cash & cash equivalents	172	—	172
Total Assets	646	1,897	2,543
Liabilities
Long-term borrowings	(100)	—	(100)
Deferred tax liability	—	(474)	(474)
Trade payables	(44)	—	(44)
Payroll-related payables	(512)	—	(512)
Total Liabilities	(656)	(474)	(1,130)
Total identified assets and liabilities	(10)	1,423	1,413
Goodwill	—	2,439	2,439
Acquisition price	—	—	3,853